Leases and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Leases and Contingencies
22.	LEASES AND CONTINGENCIES

Leases

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to certain office premises under non-cancelable leases. Our principal executive offices as well as our subsidiaries and affiliates that locate in Beijing lease approximately 3,664 square meters. Our subsidiaries and affiliates that locate in Shanghai lease approximately 288 square meters. Our subsidiaries and affiliates that locate in Shenzhen lease approximately 760 square meters. Our subsidiaries and affiliates that locate in Wuhan lease approximately 42 square meters. Our subsidiaries and affiliates that locate in Shandong province lease approximately 300 square meters. Our subsidiaries that locate in Hong Kong lease approximately 460 square meters. As of December 31, 2020, the Company had no long-term leases that were classified as a financing lease.

Most leases include one or more options to renew. The exercise of lease renewal options is typically at the Company’s sole discretion; therefore, the majority of renewals to extend the lease terms are not included in the Company’s right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal options, and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

Lease costs were as follows:

Year Ended December 31, 2020
Operating lease cost (i)	$2,446,705
Total lease cost	$2,446,705
Short-term lease costs	$63,691

(i) Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2020 were $63,691.

Supplemental cash flow information related to operating leases for the year ended December 31, 2020 is as follows:

December 31, 2020
Operating cash payment for operating leases	$835,956
Weighted average remaining lease term on operating leases	1.38 years
Weighted average discount rate on operating leases	4.99%

Future operating leases payments were as follows:

Year ending
2021	$1,287,585
2022	531,839
2023	97,378
2024	—
Total lease payments	1,916,803
Less: interest	(121,665)
Present value of lease payments	$1,795,138

Legal Proceedings

On June 2, 2019, one of our subsidiaries, Zhengjin (Fujian) Precious Metal Investment Co., Ltd. and its Beijing Consulting Branch Company were sued by Lin Zhang, a PRC citizen in a lawsuit filed in Xicheng District People’s Court in Beijing, PRC (the “Court”) claiming that his/her trading activities in the trading system of Haixi Commodity Trading are invalidated and the defendants shall return the transaction amount in the aggregate of RMB2,729,996, approximately $391,000. The defendants filed an application for objection to jurisdiction to the Court on October 24, 2019. The Court then issued a civil ruling No. 22769 of Beijing 0102 Minchu (2019) on May 6, 2020, and transferred the case to the Gulou District People's Court in Fuzhou City, Fujian Province, PRC for trial. The plaintiff appealed the ruling of the venue in July 2020 and was denied by the court in December 2020. This case remains in its preliminary stage. We intend to defend the actions vigorously. If the final ruling is against us, it may result in adverse effect on our financial position, results of operations or cash flows.